Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		8 Months Ended	9 Months Ended			12 Months Ended														185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 1997	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2003	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Mar. 31, 2001	Mar. 31, 2000	Mar. 31, 1999	Mar. 31, 1998	Dec. 31, 2011	Sep. 30, 2012
Geographic information
Revenue	$ 38			$ 64			$ 0	$ 112	$ 1												$ 6,748	$ 6,812
Net loss	(1,890)	(3,445)	(290)	(8,422)	(11,585)	(14,977)	(15,243)	(16,021)	(19,570)	(40,386)	(24,053)	(29,258)	(18,048)	(22,742)	(15,542)	(14,853)	(10,382)	(5,686)	(3,964)	(2,534)	(253,549)	(261,971)
Total Assets	20,526			20,526			25,998	31,459													25,998	20,526
Long Lived Assets, net	140			140			167	408													167	140
United States
Geographic information
Net loss							(75)	(4,662)	(3,007)
Total Assets							20,715	30,055													20,715
Long Lived Assets, net							45	161													45
United States | Continuing operations
Geographic information
Net loss							565	(3,531)	(1,458)
Total Assets							20,402	29,743													20,402
Long Lived Assets, net							45	161													45
United States | Discontinued operations
Geographic information
Net loss							(640)	(1,131)	(1,549)
Total Assets							313	312													313
United Kingdom
Geographic information
Revenue								112	1
Net loss							(15,168)	(11,359)	(16,563)
Total Assets							5,283	1,404													5,283
Long Lived Assets, net							$ 122	$ 247													$ 122